PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits	Rp 9,457		Rp 9,674	Rp 9,360
Vacation pay, incentives, and other benefits	4,214		4,159	3,835
Pension and other post-employment benefits (Note 29)	1,691		1,764	1,585
Early retirement program	1,186		0	0
LSA expense (Note 30)	226		289	92
Others	33		41	35
Total	Rp 16,807	$ 1,044	Rp 15,927	Rp 14,907